UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 18, 2018 to May 17, 2018

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2018 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	8.25%	1	$1,934.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2018 to May 17, 2018.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2018. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2018. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,162,982.00 for the twelve month period ended March 31, 2018.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

	SunTrust Bank
	303 Peachtreet Street, Northeast
	Atlanta, GA 30308
	FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2018
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	1,663,121
3	Total interest expense	190,662
4	Net interest income	1,472,459
5	Provision for loan and lease losses	37,880
6	Total noninterest income	658,818
7	Fiduciary activities	76,036
8	Service charges on deposit accounts	154,590
9	Trading account gains & fees	34,893
10	Additional noninterest income	393,299
11	Total noninterest expense	1,277,922
12	Salaries and employee benefits	731,060
13	Premises and equipment expense	130,628
14	Additional noninterest expense	416,234
15	Pre-tax net operating income	815,475
16	Securities gains (losses)	715
17	Applicable income taxes	162,767
18	Income before extraordinary items	653,423
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	651,108
21	Net income attributable to noncontrolling interests	2,315
22	Net income attributable to bank and noncontrolling interests	653,423
23	Net charge-offs	78,838
24	Cash dividends	575,000
25	Sale, conversion, retirement of capital stock, net	0
26	Net operating income	652,851
	Memo:
	Interest income and expense in foreign offices
	Gross fiduciary and related services income
	* Note: Accounting change as of September 2016, Extraordinary Gains,Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2018
Assets and Liabilities
1	Total employees (full-time equivalent)	21,701
2	Total assets	199,970,211
3	Cash and due from depository institutions	5,841,379
4	Interest-bearing balances	4,058,004
5	Securities	30,947,585
6	Federal funds sold & reverse repurchase agreements	64,510
7	Net loans & leases	143,460,420
8	Loan loss allowance	1,693,581
9	Trading account assets	3,137,662
10	Bank premises and fixed assets	1,454,771
11	Other real estate owned	78,701
12	Goodwill and other intangibles	7,887,830
13	All other assets	7,097,353
14	Total liabilities and capital	199,970,211
15	Total liabilities	175,899,840
16	Total deposits	165,116,782
17	Interest-bearing deposits	124,283,142
18	Deposits held in domestic offices	165,116,782
19	% insured	57.53%
20	Federal funds purchased & repurchase agreements	1,355,422
21	Trading liabilities	612,699
22	Other borrowed funds	5,888,838
23	Subordinated debt	931,024
24	All other liabilities	1,995,075
25	Total equity capital	24,070,371
26	Total bank equity capital	23,964,495
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,691
30	Undivided profits	10,539,204
31	Noncontrolling interests in consolidated subsidiaries	105,876
	Memoranda:
32	Noncurrent loans and leases	2,063,629
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,346,151
34	Income earned, not collected on loans	920,217
35	Earning assets	180,978,307
36	Long-term assets (5+ years)	63,350,905
37	Average Assets, year-to-date	200,803,865
38	Average Assets, quarterly	200,803,865
39	Total risk weighted assets	172,842,544
40	Adjusted average assets for leverage capital purposes	194,492,572
41	Life insurance assets	1,380,067
42	General account life insurance assets	1,062,960
43	Separate account life insurance assets	134,635
44	Hybrid life insurance assets	182,472
45	Volatile liabilities	5,572,685
46	Insider loans	1,123,409
47	FHLB advances	3,700
48	Loans and leases held for sale	2,340,019
49	Unused loan commitments	94,382,133
50	Tier 1 (core) risk-based capital	19,718,979
51	Tier 2 risk-based capital	2,583,793
52	Total unused commitments	94,382,133
53	Derivatives	242,817,066

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: May 31, 2018